Dropdown Predecessor - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Dropdown Predecessor [Member]	Dec. 31, 2011 Dropdown Predecessor [Member]	Dec. 31, 2013 Voyageur Spirit [Member]	May 02, 2013 Voyageur Spirit [Member]	Dec. 31, 2013 Voyageur Spirit [Member] Dropdown Predecessor [Member]	Dec. 31, 2011 Scott Spirit [Member] Dropdown Predecessor [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Percentage of shares acquired in entity under common control			49.00%			100.00%	100.00%
Increase (Decrease) Partnership's net income	$ 71,915	$ 123,015	$ (96,871)	$ (2,225)	$ (15,075)			$ (2,225)	$ (15,075)
Increase (Decrease) Partnership's comprehensive income	$ 58	$ 496	$ (2,026)					$ (2,225)	$ (15,075)